Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets
Net operating loss	$ 123,134	$ 60,681
Deferred revenue	15,417	17,230
Unbilled cost	475,467	461,325
Unbilled interest	39,462	38,288
Depreciation	11,486	9,373
Software amortization	323,096	287,015
Allowance for expected credit losses	367,413	232,109
Inventories obsolescence	(6,198)	(6,509)
Unrealized losses on trading securities	2,283	1,787
Accrued bonus	46,992	45,595
Other	50,231	48,569
Total deferred tax assets	1,448,783	1,195,463
Valuation allowance	(76,599)	(15,529)
Total deferred tax assets, net	1,372,184	1,179,934
Deferred tax liabilities
Unbilled revenue	(2,344,731)	(2,264,589)
Unbilled interest income	(459,596)	(420,187)
Deferred government subsidy	(43,590)	(42,293)
Unrealized gain on short-term investment	(79,545)	(60,877)
Other	(3,864)	(8,041)
Total deferred tax liabilities	(2,931,326)	(2,795,987)
Deferred tax liabilities, net	$ (1,559,142)	$ (1,616,053)